Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$965,229.62

Principal:
Principal Collections	$11,535,063.75
Prepayments in Full	$6,115,982.60
Liquidation Proceeds	$162,744.05
Recoveries	$80,924.46
Sub Total	$17,894,714.86
Collections	$18,859,944.48

Purchase Amounts:
Purchase Amounts Related to Principal	$634,325.92
Purchase Amounts Related to Interest	$3,268.64
Sub Total	$637,594.56

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,497,539.04

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	38
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$19,497,539.04
Servicing Fee	$221,387.17	$221,387.17	$0.00	$0.00	$19,276,151.87
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,276,151.87
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$19,276,151.87
Interest - Class A-3 Notes	$6,544.35	$6,544.35	$0.00	$0.00	$19,269,607.52
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$19,181,884.60
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,181,884.60
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$19,131,772.52
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,131,772.52
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$19,087,311.44
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,087,311.44
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$19,023,382.19
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,023,382.19
Regular Principal Payment	$17,887,020.20	$17,887,020.20	$0.00	$0.00	$1,136,361.99
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,136,361.99
Residual Released to Depositor	$0.00	$1,136,361.99	$0.00	$0.00	$0.00
Total		$19,497,539.04

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$17,887,020.20
Total					$17,887,020.20
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$13,540,031.83	$26.97	$6,544.35	$0.01	$13,546,576.18	$26.98
Class A-4 Notes	$4,346,988.37	$32.62	$87,722.92	$0.66	$4,434,711.29	$33.28
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$17,887,020.20	$11.11	$252,769.68	$0.16	$18,139,789.88	$11.27

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$13,540,031.83	0.0269722	$0.00	0.0000000
Class A-4 Notes	$133,250,000.00	1.0000000	$128,903,011.63	0.9673772
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$257,280,031.83	0.1597973	$239,393,011.63	0.1486876

Pool Information
Weighted Average APR	4.454%	4.472%
Weighted Average Remaining Term	25.68	24.91
Number of Receivables Outstanding	26,561	25,608
Pool Balance	$265,664,603.99	$247,081,015.96
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$257,280,031.83	$239,393,011.63
Pool Factor	0.1620169	0.1506836

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$8,198,671.46
Yield Supplement Overcollateralization Amount	$7,688,004.33
Targeted Overcollateralization Amount	$7,688,004.33
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$7,688,004.33

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	38

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		102	$135,471.71
(Recoveries)		169	$80,924.46
Net Losses for Current Collection Period			$54,547.25
Cumulative Net Losses Last Collection Period			$10,298,015.63
Cumulative Net Losses for all Collection Periods			$10,352,562.88

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.25%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.86%	540	$7,072,561.44
61-90 Days Delinquent	0.40%	67	$989,376.14
91-120 Days Delinquent	0.09%	12	$224,299.05
Over 120 Days Delinquent	0.49%	72	$1,206,959.44
Total Delinquent Receivables	3.84%	691	$9,493,196.07

Repossession Inventory:
Repossessed in the Current Collection Period		20	$270,425.67
Total Repossessed Inventory		22	$321,626.82

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1498%
Preceding Collection Period			0.0411%
Current Collection Period			0.2553%
Three Month Average			0.1488%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5123%
Preceding Collection Period			0.4593%
Current Collection Period			0.5897%
Three Month Average			0.5204%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer